Maintenance Rights Intangible and Lease Premium (Tables)	12 Months Ended
Dec. 31, 2014
Maintenance rights intangible and lease premium
Maintenance Rights Intangible and Lease Premium
Schedule of maintenance rights intangible and lease premium
Successor
(Dollars in thousands)	December 31, 2014
Maintenance rights intangible	$3,809,456
Lease premium	92,281

$3,901,737

Maintenance rights intangible
Maintenance Rights Intangible and Lease Premium
Schedule of movements in maintenance rights intangible

Successor
(Dollars in thousands)	Period beginning February 5, 2014 and ending December 31, 2014
Maintenance rights intangible, net at beginning of period	$—
AerCap Transaction	3,975,286
EOL contract cash receipt	(27,571)
EOL and MR contract maintenance rights expense	(103,236)
Transfer to lease incentives	(32,220)
Other	(2,803)

Maintenance rights intangible, net at end of period	$3,809,456

Lease premium
Maintenance Rights Intangible and Lease Premium
Schedule of maintenance rights intangible and lease premium

	Successor
	December 31, 2014
(Dollars in thousands)	Weighted-Average Amortization Period (in years)	Gross Carrying Amount	Accumulated Amortization	Net
Lease premium	5.6	$106,743	$(14,462)	$92,281

Schedule of estimated future amortization expense
(Dollars in thousands)
2015	$21,788
2016	19,600
2017	13,633
2018	11,220
2019	10,466